Prospectus Adviser Class [Member] Investment Objectives and Goals - Prospectus-Adviser Class - Payden Limited Maturity Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PAYDEN LIMITED MATURITY FUND
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Fund seeks a total return that, over time, is greater than returns of money market funds and is consistent with preservation of capital.